CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)		Mar. 31, 2014 INR		Mar. 31, 2013 INR		Mar. 31, 2012 INR
Interest and dividend revenue:
Loans	$ 5,445.9		326,755.3		271,730.5		210,315.7
Trading securities	98.1		5,883.4		5,780.0		4,056.2
Available for sale securities	1,291.6		77,497.1		66,554.2		56,621.0
Other	201.3		12,075.5		9,813.8		6,547.1
Total interest and dividend revenue	7,036.9		422,211.3		353,878.5		277,540.0
Interest expense:
Deposits	3,126.2		187,574.7		163,092.7		126,783.1
Short-term borrowings	301.3		18,075.0		13,888.4		12,233.8
Long-term debt	399.6		23,976.6		19,556.9		11,988.5
Other	0.2		12.9		264.0		142.6
Total interest expense	3,827.3		229,639.2		196,802.0		151,148.0
Net interest revenue	3,209.6		192,572.1		157,076.5		126,392.0
Provision for credit losses	290.5		17,428.1		12,688.0		7,837.3
Net interest revenue after provision for credit losses	2,919.1		175,144.0		144,388.5		118,554.7
Non-interest revenue, net:
Fees and commissions	1,005.2		60,314.1		53,989.6		44,867.2
Trading securities gain/(loss), net	(5.8)		(345.1)		105.0		(154.7)
Realized gain/(loss) on sales of available for sale securities, net	29.3		1,755.7		2,227.8		(1,315.1)
Other than temporary impairment losses on available for sale securities	(11.1)		(664.7)		(1,546.3)		(1,299.2)
Foreign exchange transactions	150.2		9,010.5		9,727.0		7,531.5
Derivatives gain/(loss), net	2.0		119.5		241.9		2,788.7
Other, net	10.7		644.5		432.4		177.1
Total non-interest revenue, net	1,180.5		70,834.5		65,177.4		52,595.5
Total revenue, net	4,099.6		245,978.5		209,565.9		171,150.2
Non-interest expense:
Salaries and staff benefits	959.2		57,550.3		53,954.1		45,791.3
Premises and equipment	312.0		18,722.8		17,391.4		14,595.1
Depreciation and amortization	116.3		6,980.3		6,686.2		5,588.7
Administrative and other	657.3		39,436.2		37,254.9		29,009.5
Amortization of intangible assets	25.6		1,538.5		2,304.5		2,328.9
Total non-interest expense	2,070.4		124,228.1		117,591.1		97,313.5
Income before income tax	2,029.2		121,750.4		91,974.8		73,836.7
Income tax expense	705.1	[1]	42,304.2	[1]	29,840.1	[1]	23,828.7	[1]
Net income before noncontrolling interest	1,324.1		79,446.2		62,134.7		50,008.0
Less: Net income attributable to noncontrolling interest	2.1		126.5		315.3		224.6
Net income attributable to HDFC Bank Limited	$ 1,322.0		79,319.7		61,819.4		49,783.4
Per share information:
Earnings per equity share-basic	$ 0.55		33.18		26.18		21.30
Earnings per equity share-diluted	$ 0.54		32.94		25.91		21.12
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic	$ 1.65		99.54		78.54		63.90
Earnings per ADS-diluted	$ 1.62		98.82		77.73		63.36

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 782.3 million, Rs. 3,771.9 million and Rs. (6,310.3) million for fiscals March 31, 2012, March 31, 2013 and March 31, 2014, respectively.